Note 4 - Property and Equipment (Details) - CAD	6 Months Ended	12 Months Ended
	May 31, 2017	Nov. 30, 2016
Cost, beginning balance	CAD 6,041,569	CAD 5,526,158
Additions	1,519,615	515,410
Cost, ending balance	7,561,184	6,041,569
Accumulated amortization, beginning balance	4,151,931	3,766,720
Depreciation	204,786	385,210
Accumulated amortization, ending balance	4,356,717	4,151,931
Net book value	3,204,467	1,889,638
Computer Equipment [Member]
Cost, beginning balance	295,296	293,870
Additions	36,349	1,426
Cost, ending balance	331,645	295,296
Accumulated amortization, beginning balance	238,672	214,525
Depreciation	12,195	24,147
Accumulated amortization, ending balance	250,867	238,672
Net book value	80,778	56,624
Computer Software [Member]
Cost, beginning balance	124,151	124,151
Additions	28,905	0
Cost, ending balance	153,056	124,151
Accumulated amortization, beginning balance	117,506	110,860
Depreciation	4,672	6,646
Accumulated amortization, ending balance	122,178	117,506
Net book value	30,878	6,645
Furniture and Fixtures [Member]
Cost, beginning balance	129,860	129,860
Additions	40,000	0
Cost, ending balance	169,860	129,860
Accumulated amortization, beginning balance	109,243	104,089
Depreciation	4,443	5,154
Accumulated amortization, ending balance	113,686	109,243
Net book value	56,174	20,617
Laboratory Equipment [Member]
Cost, beginning balance	3,933,693	3,483,398
Additions	1,218,235	450,295
Cost, ending balance	5,151,928	3,933,693
Accumulated amortization, beginning balance	2,290,074	1,968,088
Depreciation	154,438	321,986
Accumulated amortization, ending balance	2,444,512	2,290,074
Net book value	2,707,416	1,643,619
Leasehold Improvements [Member]
Cost, beginning balance	1,205,811	1,142,121
Additions	196,126	63,689
Cost, ending balance	1,401,937	1,205,811
Accumulated amortization, beginning balance	1,143,792	1,142,122
Depreciation	18,865	1,670
Accumulated amortization, ending balance	1,162,657	1,143,792
Net book value	239,280	62,019
Laboratory Equipment Under Capital Lease [Member]
Cost, beginning balance	276,300	276,300
Additions	0	0
Cost, ending balance	276,300	276,300
Accumulated amortization, beginning balance	179,422	155,203
Depreciation	9,687	24,219
Accumulated amortization, ending balance	189,109	179,422
Net book value	87,191	96,878
Computer Equipment Under Capital Lease [Member]
Cost, beginning balance	76,458	76,458
Additions	0	0
Cost, ending balance	76,458	76,458
Accumulated amortization, beginning balance	73,222	71,833
Depreciation	486	1,388
Accumulated amortization, ending balance	73,708	73,222
Net book value	CAD 2,750	CAD 3,236